Schedule of Effective Income Tax Rate Reconciliation (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	220,492
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	431,540
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	168,696
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	(16,690)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	(17,894)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(14,356)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	14,400
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	19,500
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	(150,732)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	(100,346)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	204,076
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	37,979
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	108,776
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	471,812
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	104,076
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	16,742
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	38,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	(23,278)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	(4,420)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 22	176,951
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 23	(424,171)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 24	(181,171)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 25	306,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 26	93,103
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 27	680,879